Commitments and Contingencies - Summary of Significant Capital Expenditure Contracted (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Commitments and Contingencies [Abstract]
Property, plant and equipment	$ 14,893,026	$ 10,182,218